Warrants Liabilities - Additional Information (Detail) - ZANITE ACQUISITION CORP [Member] - USD ($)				3 Months Ended	5 Months Ended	12 Months Ended
	Nov. 16, 2021	May 18, 2021	Nov. 19, 2020	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Dec. 21, 2021
Class of Warrant or Right [Line Items]
Term of warrants							5 years
Share price				$ 9.2		$ 9.2
Additional Warrants Issuable For Each Six Month Extension Of Business Combination [Member]
Class of Warrant or Right [Line Items]
Percentage of capital raised for business combination to total equity proceeds						0.00%
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right redemption threshold consecutive trading days				30 days		30 days
Class of warrant or right, threshold period for exercise from date of closing public offering				12 months		12 months
Term of warrants				5 years		5 years
Private Placement Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants issued during the period				9,650,000	9,650,000	9,650,000
Class of warrants or rights issued				14,250,000		14,250,000
Private Placement Warrant [Member] | Additional Warrants Issuable For Each Six Month Extension Of Business Combination [Member] | Sponsor [Member]
Class of Warrant or Right [Line Items]
Warrants issued during the period	2,300,000
Class of warrants or rights subscribed but not issued		2,300,000
Class of warrants or rights subscribed but not issued value				$ 2,300,000
Proceeds from warrants issued	$ 2,300,000
Share Trigger Price One [Member]
Class of Warrant or Right [Line Items]
Warrant instrument redemption threshold consecutive trading days				20 days		20 days
Warrant instrument redemption threshold trading days				30 days		30 days
Share Trigger Price One [Member] | Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrants redemption price per unit				$ 0.01		$ 0.01
Class Of Warrants Redemption Notice Period				30 days		30 days
Share Trigger Price One [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Class of warrants redemption price per unit				$ 18		$ 18
Share Redemption Trigger Price Two [Member]
Class of Warrant or Right [Line Items]
Share redemption trigger price per share				$ 18		$ 18
Share Redemption Trigger Price Two [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Class of warrants, exercise price adjustment percentage				115.00%		115.00%
Share Redemption Trigger Price Two [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Class of warrants, exercise price adjustment percentage				180.00%		180.00%
Event Triggering Warrant Redemption When The Share Issue Price Is Less Than The Threshold [Member]
Class of Warrant or Right [Line Items]
Share price				$ 9.2		$ 9.2
Number of trading days for determining volume weighted average share price				20 days		20 days
Business Combination [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, threshold period for exercise from date of closing public offering				15 days		15 days
IPO [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Warrants issued during the period					11,500,000
Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrants issued during the period			9,650,000
Proceeds from warrants issued			$ 9,650,000
Private Placement [Member] | Additional Warrants Issuable For Each Six Month Extension Of Business Combination [Member] | Sponsor [Member]
Class of Warrant or Right [Line Items]
Warrants issued during the period	2,300,000	2,300,000
Additional period to consummate business combination		6 months
Revised threshold date for the consummation of business combination		Nov. 19, 2021
Class of warrants or rights subscribed but not issued				2,300,000		2,300,000
Class of warrants or rights subscribed but not issued value		$ 2,300,000				$ 2,300,000
Proceeds from warrants issued	$ 2,300,000	$ 2,300,000